[SHIP VANGUARD LOGO(R)]

Vanguard(R) Asset Allocation Fund
Supplement to the Prospectus dated January 31, 2006

The Fees and Expenses table, found on page 2 of the prospectus, is replaced with the following:


                                                                          Investor     Admiral
                                                                            Shares      Shares
                                                                            ------      ------
SHAREHOLDER FEES (fees paid directly from your investment)

Shares Charge (Load) Imposed on Purchases:                                    None        None
Purchase Fee:                                                                 None        None
Sales Charge (Load) Imposed on Reinvested Dividends:                          None        None
Redemption Fee:                                                               None        None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                         0.36%       0.27%
12b-1 Distribution Fee:                                                       None        None
Other Expenses:                                                              0.02%       0.01%
     Total Annual Fund Operating Expenses                                    0.38%       0.28%






(C) 2006 The Vanguard Group, Inc. All rights reserved.              PSA78 082006
Vanguard Marketing Corporation, Distributor

                                                         [SHIP VANGUARD LOGO(R)]


Vanguard(R) Asset Allocation Fund
Supplement to the Prospectus dated January 31, 2006

The Fees and Expenses table, found on page 2 of the prospectus, is replaced with the following:


SHAREHOLDER FEES (fees paid directly from your investment)
Shares Charge (Load) Imposed on Purchases:                                     None
Purchase Fee:                                                                  None
Sales Charge (Load) Imposed on Reinvested Dividends:                           None
Redemption Fee:                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                          0.27%
12b-1 Distribution Fee:                                                        None
Other Expenses:                                                               0.01%
     Total Annual Fund Operating Expenses                                     0.28%





(C) 2006 The Vanguard Group, Inc. All rights reserved.              PSB78 082006
Vanguard Marketing Corporation, Distributor